RELATED PARTY DISCLOSURES (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 22, 2022 EUR (€)
Directors and officers [Member]
Related Party Transaction [Line Items]
Trade payables and accrued liabilities | $						$ 0.1		$ 0.2
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based compensation, shares issued | shares		110,000
Share-based compensation | $		$ 0.4
Hampstead Private Capital Limited [Member]
Related Party Transaction [Line Items]
Royalty on gross revenues from sale of products		3.50%
Dr. Manalo-Morgan [Member]
Related Party Transaction [Line Items]
Medical services | $		$ 0.1	$ 0.2
TruHC Pharma GmbH [Member]
Related Party Transaction [Line Items]
Accrued interest | €				€ 22,730	€ 17,339		€ 13,590
TruHC Pharma GmbH [Member] | First Loan Agreement [Member]
Related Party Transaction [Line Items]
Long-Term Debt | €				250,000	250,000		250,000		€ 250,000
Interest rate	2.00%
TruHC Pharma GmbH [Member] | Second Loan Agreement [Member]
Related Party Transaction [Line Items]
Long-Term Debt | €	€ 450,000			€ 448,000	€ 378,000		€ 65,000
Interest rate	4.00%